PENSION AND POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS - Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pension Benefits
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Weighted average expected rate of return on plan assets	7.00%	7.00%
Weighted average discount rate	4.63%	5.06%
Rate of compensation scale escalation (long-term)	2.50%	2.50%
Rate of cost of living increase	2.00%	2.00%
Average remaining service life of employees (years)	15 years	15 years
Post-Retirement and Post-Employment Benefits
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Weighted average discount rate	4.63%	5.07%
Rate of compensation scale escalation (long-term)	2.50%	2.50%
Rate of cost of living increase	2.00%	2.00%
Average remaining service life of employees (years)	16 years 1 month 6 days	14 years 9 months 18 days
Rate of increase in health care cost trends	4.23%	4.19%
Assumed health care cost trend, percentage	4.92%	5.02%
Health care cost trend rate	4.23%	4.19%